Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
PAY VERSUS PERFORMANCE TABLE
The following table sets forth compensation information of our CEO (the “PEO”) and other NEOs (the
“Non-PEO
NEOs”), on an average basis, along with total shareholder return, net income, and ROIC performance results for our fiscal years 2024, 2023, 2022, 2021 and 2020. For additional information regarding the Company’s pay-for-performance
philosophy and compensation objectives, including emphasizing multiple performance factors tied to
stockholder value creation over short- and long-term time horizons, refer to the Compensation Discussion and Analysis (“CD&A”).

Fiscal Year	Summary Compensation Table (SCT) Total For PEO 1 ($)	Compensation Actually Paid (CAP) to PEO 2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 2 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($)	Company Selected Measure: Adjusted ROIC 4
					Total Shareholder Return (TSR) 3 ($)	Peer Group TSR 3 ($)

2024	21,569,894	(13,224,711)	6,292,328	2,346,088	124.60	216.60	1,800,000,000	8.3%

2023	24,414,668	(271,382)	5,497,139	2,081,427	172.00	165.40	3,483,000,000	12.2%

2022	24,749,178	65,662,660	5,891,112	14,567,967	216.10	124.40	4,340,000,000	13.6%

2021	23,508,841	60,063,855	6,078,204	15,161,710	154.40	157.20	2,709,000,000	10.0%

2020	22,749,628	33,167,553	7,169,286	9,758,997	112.50	121.50	1,772,000,000	7.7%

(1)
For each of 2024, 2023, 2022, 2021 and 2020, our PEO was Juan Luciano. For each of 2021 and 2020, the
Non-PEO
NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the
Non-PEO
NEOs included the same NEOs as in 2021 and 2020, as well as Vikram Luthar and Christopher Cuddy. For 2023, the
Non-PEO
NEOs were Vikram Luthar, Regina Jones, Gregory Morris, Christopher Cuddy and Vincent Macciocchi. For 2024, the
Non-PEO
NEOs were Monish Patolawala, Ismael Roig, Greg Morris, Christopher Cuddy, Ian Pinner and Vikram Luthar.

(2)
The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to Mr. Luciano and the
Non-PEO
NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation
S-K.
The following adjustments related to pension plans and equity awards were made to their total compensation each year as reported in the SCT to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2024	21,569,894	(17,700,074)	(18,189,770)	1,084,138	(37,857)	48,958	(13,224,711)

2023	24,414,668	(17,919,686)	(7,597,412)	902,498	(117,551)	46,100	(271,382)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

2020	22,749,628	(15,940,148)	25,738,557	692,287	(112,853)	40,082	33,167,553

Reconciliation of Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2024	6,292,328	(4,758,392)	625,835	170,347	(2,473)	18,443	2,346,088

2023	5,497,139	(3,746,208)	288,332	132,976	(107,675)	16,864	2,081,427

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710

2020	7,169,286	(4,556,257)	7,322,254	179,588	(398,558)	42,685	9,758,997

(3)
Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends, and is rounded to the nearest tenth. The TSR amounts for prior years were updated from the prior years’ disclosures to reflect the $100 initial investments in the dollar amount. This change does not affect the relationship of Company TSR and peer group TSR to CAP, which remains the same on a relative basis.

(4)
Our Company selected measure, which we believe represents the most important financial performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to the NEOs for 2024 to company performance, is Adjusted ROIC. Adjusted ROIC is one of the metrics under both the 2024 annual cash incentive program and the 2024 PSUs. Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this proxy statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
financial measure.

In order to calculate CAP, the following amounts were excluded from or added to the SCT total compensation :

Reconciliation of the Pension and Equity Award Adjustments for the PEO’s Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2024	21,569,894	(17,737,931)	48,958	1,084,138	(18,189,770)	(13,224,711)

2023	24,414,668	(18,037,237)	46,100	902,498	(7,597,412)	(271,382)

2022	24,749,178	(17,727,259)	48,889	689,008	57,902,844	65,662,660

2021	23,508,841	(15,999,414)	47,903	718,567	51,787,958	60,063,855

2020	22,749,628	(16,053,001)	40,082	692,287	25,738,557	33,167,553

Reconciliation of the Pension and Equity Award Adjustments for the Average of Non-PEO NEOs’ Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Pension & Equity amounts reported in SCT ($)	Pension value attributable to covered years’ service and any change in pension value attributable to plan amendments made in covered year ($)	Dividends paid or accrued on unvested shares and stock options ($)	Change in fair value related to equity awards a,b ($)	CAP ($)

2024	6,292,328	(4,760,865)	18,443	170,347	625,835	2,346,088

2023	5,497,139	(3,853,883)	16,864	132,976	288,332	2,081,427

2022	5,891,112	(3,657,711)	24,956	143,963	12,165,647	14,567,967

2021	6,078,204	(3,548,148)	46,149	184,138	12,401,366	15,161,710

2020	7,169,286	(4,954,815)	42,685	179,588	7,322,254	9,758,997

(a)	With respect to performance-based equity awards, change in fair value is based on the probable outcome of the related performance metrics .

(b)	The amounts deducted or added are as follows to determine the equity award adjustments for year-over-year change in fair value:
PEO

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Prior Year Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	9,133,097	(22,628,216)	—	(4,694,651)	—	—	(18,189,770)

2023	23,167,914	(25,124,590)	—	(5,640,736)	—	—	(7,597,412)

2022	29,050,156	24,982,970	—	3,869,718	—	—	57,902,844

2021	29,297,900	19,489,626	—	3,000,433	—	—	51,787,958

2020	25,686,592	408,760	—	(356,795)	—	—	25,738,557

Average
Non-PEO
NEOs

Fiscal Year	Fair Value at Covered Year- End of Equity Awards Granted in Covered Year	Change in Fair Value at End of Covered Year from End of Prior Year of Awards Granted in Prior Years that are Unvested at End of Covered Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Change in Fair Value at Vesting Date from End of Prior Year of Equity Awards Granted in Prior Years that Vested in the Covered Year	Fair Value at End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid or Accrued on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2024	3,060,568	(2,161,287)	—	(273,446)	—	—	625,835

2023	4,605,203	(3,418,100)	—	(898,772)	—	—	288,332

2022	6,009,503	5,340,024	—	816,121	—	—	12,165,647

2021	6,494,489	5,193,596	—	713,281	—	—	12,401,366

2020	7,342,134	57,093	—	(76,973)	—	—	7,322,254

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote	For each of 2024, 2023, 2022, 2021 and 2020, our PEO was Juan Luciano. For each of 2021 and 2020, the
Non-PEO
NEOs were Ray Young, Vincent Macciocchi, Gregory Morris, and Joseph Taets. For 2022, the
Non-PEO
NEOs included the same NEOs as in 2021 and 2020, as well as Vikram Luthar and Christopher Cuddy. For 2023, the
Non-PEO
NEOs were Vikram Luthar, Regina Jones, Gregory Morris, Christopher Cuddy and Vincent Macciocchi. For 2024, the
Non-PEO
	NEOs were Monish Patolawala, Ismael Roig, Greg Morris, Christopher Cuddy, Ian Pinner and Vikram Luthar.
Peer Group Issuers, Footnote	Our peer group for the calculation of TSR is the S&P 100, which is the industry index used to show our performance in our CD&A. TSR, in the case of both the Company and our peer group, reflects the cumulative return on $100 as if invested on December 31, 2019, including reinvestment of any dividends, and is rounded to the nearest tenth. The TSR amounts for prior years were updated from the prior years’ disclosures to reflect the $100 initial investments in the dollar amount. This change does not affect the relationship of Company TSR and peer group TSR to CAP, which remains the same on a relative basis.
PEO Total Compensation Amount	$ 21,569,894	$ 24,414,668	$ 24,749,178	$ 23,508,841	$ 22,749,628
PEO Actually Paid Compensation Amount	$ (13,224,711)	(271,382)	65,662,660	60,063,855	33,167,553
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the Compensation Actually Paid (“CAP”) to Mr. Luciano and the
Non-PEO
NEOs in accordance with, and using the adjustments set forth in, Item 402(v) of Regulation
S-K.
The following adjustments related to pension plans and equity awards were made to their total compensation each year as reported in the SCT to determine the CAP:

Reconciliation of PEO Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2024	21,569,894	(17,700,074)	(18,189,770)	1,084,138	(37,857)	48,958	(13,224,711)

2023	24,414,668	(17,919,686)	(7,597,412)	902,498	(117,551)	46,100	(271,382)

2022	24,749,178	(17,727,259)	57,902,844	689,008	—	48,889	65,662,660

2021	23,508,841	(15,939,571)	51,787,958	718,567	(59,843)	47,903	60,063,855

2020	22,749,628	(15,940,148)	25,738,557	692,287	(112,853)	40,082	33,167,553

Non-PEO NEO Average Total Compensation Amount	$ 6,292,328	5,497,139	5,891,112	6,078,204	7,169,286
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,346,088	2,081,427	14,567,967	15,161,710	9,758,997
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid

Fiscal Year	Reported SCT Total ($)	Reported Value of Equity Awards ($)	Equity Award Adjustments ($)	Dividends Paid or Accrued on Unvested Shares and Stock Options ($)	Reported Change in the Actuarial Present Value of Pension Benefits ($)	Pension Benefit Adjustments ($)	Compensation Actually Paid ($)

2024	6,292,328	(4,758,392)	625,835	170,347	(2,473)	18,443	2,346,088

2023	5,497,139	(3,746,208)	288,332	132,976	(107,675)	16,864	2,081,427

2022	5,891,112	(3,657,711)	12,165,647	143,963	—	24,956	14,567,967

2021	6,078,204	(3,533,337)	12,401,366	184,138	(14,810)	46,149	15,161,710

2020	7,169,286	(4,556,257)	7,322,254	179,588	(398,558)	42,685	9,758,997

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Company TSR and Peer Group
TSR
*

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR from 2020 through 2024.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Adjusted ROIC*

*	Adjusted ROIC is a non-GAAP financial measure. See Annex A to this proxy statement for a reconciliation to the most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Company TSR and Peer Group
TSR
*

*	TSR valuations are based upon a fixed value initial investment of $100 as of December 31, 2019 for determination of both peer group and Company TSR from 2020 through 2024.

Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
The three financial performance measures listed below represent the most important measures used to link co mp
ensation actually paid to the NEOs for 2024 to Company performance, as further described in the CD&A.

•	Adjusted ROIC

•	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)

•	Adjusted earnings per share (EPS)

Total Shareholder Return Amount	$ 124.6	172	216.1	154.4	112.5
Peer Group Total Shareholder Return Amount	216.6	165.4	124.4	157.2	121.5
Net Income (Loss)	$ 1,800,000,000	$ 3,483,000,000	$ 4,340,000,000	$ 2,709,000,000	$ 1,772,000,000
Company Selected Measure Amount	0.083	0.122	0.136	0.10	0.077
PEO Name	Juan Luciano
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description	Adjusted ROIC (return on invested capital, adjusted to exclude the impact of certain items) is a non-GAAP
financial measure. Annex A to this proxy statement provides a more detailed definition of this term, a reconciliation to the most directly comparable GAAP financial measure, and related disclosures about the use of this non-GAAP
	financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted earnings before interest, taxes, depreciation and amortization (EBITDA)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted earnings per share (EPS)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,694,651)	$ (5,640,736)	$ 3,869,718	$ 3,000,433	$ (356,795)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,189,770)	(7,597,412)	57,902,844	51,787,958	25,738,557
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,133,097	23,167,914	29,050,156	29,297,900	25,686,592
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,628,216)	(25,124,590)	24,982,970	19,489,626	408,760
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,084,138	902,498	689,008	718,567	692,287
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,700,074)	(17,919,686)	(17,727,259)	(15,939,571)	(15,940,148)
PEO | Pension and Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,737,931)	(18,037,237)	(17,727,259)	(15,999,414)	(16,053,001)
PEO | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,958	46,100	48,889	47,903	40,082
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(37,857)	(117,551)		(59,843)	(112,853)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,835	288,332	12,165,647	12,401,366	7,322,254
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,060,568	4,605,203	6,009,503	6,494,489	7,342,134
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,161,287)	(3,418,100)	5,340,024	5,193,596	57,093
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(273,446)	(898,772)	816,121	713,281	(76,973)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,347	132,976	143,963	184,138	179,588
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,758,392)	(3,746,208)	(3,657,711)	(3,533,337)	(4,556,257)
Non-PEO NEO | Pension and Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,760,865)	(3,853,883)	(3,657,711)	(3,548,148)	(4,954,815)
Non-PEO NEO | Pension Value Attributable To Current Years Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,443	16,864	$ 24,956	46,149	42,685
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,473)	$ (107,675)		$ (14,810)	$ (398,558)